Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	111 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	With sales charge2
Average Annual Return, Percent		7.92%	3.06%		6.06%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	With sales charge
Average Annual Return, Percent		11.29%	3.33%		5.86%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Without sales charge
Average Annual Return, Percent		13.01%	4.02%		6.55%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Without sales charge
Average Annual Return, Percent		12.29%	3.33%		5.86%
Without Sales Load [Member] | Class F
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F2
Average Annual Return, Percent		13.41%	4.37%	7.64%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
Average Annual Return, Percent		13.31%	4.28%		6.83%
Without Sales Load [Member] | Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent		12.90%	3.87%		6.39%
Without Sales Load [Member] | Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z2
Average Annual Return, Percent		13.47%	4.38%		6.92%
Class A | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Linked Index1
Average Annual Return, Percent		15.43%	3.71%		5.42%
Class C | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Linked Index1
Average Annual Return, Percent		15.43%	3.71%		5.42%
Class F | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Linked Index1
Average Annual Return, Percent		15.43%	3.71%	6.22%
Class I | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Linked Index1
Average Annual Return, Percent		15.43%	3.71%		5.42%
Class R | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Linked Index1
Average Annual Return, Percent		15.43%	3.71%		5.42%
Class Z | Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Linked Index1
Average Annual Return, Percent		15.43%	3.71%		5.42%
Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		22.32%	13.41%		15.51%
Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		22.32%	13.41%		15.51%
Class F | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		22.32%	13.41%	15.22%
Class I | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		22.32%	13.41%		15.51%
Class R | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		22.32%	13.41%		15.51%
Class Z | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		22.32%	13.41%		15.51%